UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPBAX Balanced Fund –
.
RBAIX Balanced Fund–
.
I Class

T. ROWE PRICE Balanced Fund
HIGHLIGHTS
The Balanced Fund underperformed its combined index portfolio and its Lipper peer benchmark for the 12-month period ended December 31, 2022.
Security selection detracted from relative performance, while exposure to diversifying sectors not included in the benchmark and tactical decisions to overweight or underweight various asset classes added value.
Within equities, we are nearly balanced between value and growth, as we have moderated our overweight to value given relative outperformance over the last 12 months. The slowing growth backdrop is unfavorable for cyclicals, while higher rates weigh on growth-oriented equities. Within fixed income, we are overweight high yield, where we believe valuations offer reasonable compensation for risks.
Given the uncertain impact of the forces driving global financial markets, we believe that the Balanced Fund’s broad diversification and the strength of
T. Rowe Price’s fundamental research platform should benefit our investors over time across a range of market and economic environments.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Balanced Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Balanced Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Balanced Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Balanced Fund returned
-17.26% for the 12 months
ended December 31, 2022,
and underperformed its
combined index portfolio—a
custom-weighted benchmark
composed of multiple indexes
that represent the asset
classes in which the fund
invests—the Morningstar
Moderate Target Risk Index,
and the Lipper Mixed-Asset
Target Allocation Growth
Funds Index. (Returns for
the I Class varied slightly,
reflecting its different fee
structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Security selection detracted from relative performance. Most notably, our allocation to U.S. large-cap growth stocks posted double-digit losses, lagging its style-specific benchmark. Stock selection and an overweight in communication services was a meaningful drag. During the period, digital advertising came under severe pressure as slowing demand from advertisers due to macroeconomic uncertainty and new rules around data privacy affected social media platforms’ targeting and measurement capabilities. The allocation to U.S.
large-cap value stocks also held back relative performance as an underweight to the strong-performing energy sector weighed. Security selection in the international equity strategy, which trailed its style-specific benchmark, further weighed on performance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Balanced Fund –
.
0.40% -17.26%
Balanced Fund–
.
I  Class 0.49 -17.12
Morningstar Moderate
Target Risk Index 1.38 -14.77
Combined Index Portfolio* 0.80 -15.37
Lipper Mixed-Asset Target
Allocation Growth Funds
Index 1.22 -15.88
* For a definition of the benchmark, please see the
Benchmark Information section.

T. ROWE PRICE Balanced Fund

Exposure to diversifying sectors not included in the fund’s benchmark contributed to relative performance. Real assets stocks outperformed global equities and added value; however, the impact was partly offset by an underweight allocation to the sector at the beginning of the period. We closed the underweight by May and are now neutral to the sector. Commodities, such as coal and natural gas, emerged as clear leaders with robust gains. On the other hand, real estate stocks fell sharply, hurt by substantial increases in interest rates. High yield bonds fell as credit spreads widened, and investors were concerned about the potential for weaker corporate earnings and a recession in 2023 but outperformed more interest rate-sensitive investment-
grade issues for the year. Exposure to high yield debt added value.
Tactical decisions added value for the period. Equity and fixed income markets posted steep losses for the 12-month period, and the fund’s overweight to cash relative to equities and fixed income was beneficial. Our underweight to U.S.
large-cap growth stocks also lifted relative results as the segment significantly underperformed value peers for the year. An opportunistic tilt toward inflation-
linked securities in the first half of the year further added value.
How is the fund positioned?
We are underweight to
stocks and bonds relative
to cash as we believe the
weakening outlook for
growth and earnings is cause
for caution amid still-elevated
inflation and continued
policy tightening by central
banks. We remain modestly
overweight cash relative
to bonds, given attractive
short-term yields. Cash also
provides a source of liquidity in the context of potential market opportunities.
SECURITY DIVERSIFICATION
Balanced Fund

T. ROWE PRICE Balanced Fund

Stocks
On a regional basis, we are modestly overweight to international stocks relative to U.S. stocks given more attractive valuations. We believe the global growth outlook may benefit from potential reopening and stabilization in China.
However, inflation concerns, tighter central bank policy, an energy crisis in
Europe, and U.S. dollar strength remain notable risks. U.S. stocks remain expensive on a relative basis, although the U.S. economy appears to be more resilient than the rest of the world, and its less cyclical nature could provide support as global growth weakens.
In the U.S., we are nearly balanced between value and growth equities, with a tilt toward core stocks to moderate the cyclical exposure of our equity allocation. The slowing economic growth backdrop is unfavorable for cyclicals, while higher interest rates weigh on growth-oriented equities. Core equities are generally less cyclical or have less interest rate sensitivity than value or growth styles, respectively.
We are neutral to inflation-sensitive real assets equities, which we believe may provide a hedge should inflationary pressures persist longer than expected.
Commodity prices may face further pressure due to economic concerns, although energy demand could be bolstered as China begins reopening. The real estate sector remains attractive in the context of economic recovery as the sector offers income and an ability to raise rents, but equity prices remain vulnerable to rising rates.

T. ROWE PRICE Balanced Fund

Bonds
We are overweight to high
yield bonds as yields in
the sector offer reasonable
compensation for risk,
in our view. High yield
credit fundamentals
remain supportive in the
face of slowing economic
growth; however, default
rates are likely to rise from
historically low levels toward
longer-run averages.
What is portfolio
management’s outlook?
Global equity and bond
markets fell sharply in
2022 but bounced off
recent lows at the end of
the period on signs that
inflation is beginning
to ease. Capital markets
appear to have priced in a
significant slowdown in the
global economic growth
environment heading
into 2023, although the
duration and magnitude
remain uncertain as the
world’s major central banks
continue efforts to bring
inflation under control by
hiking interest rates and
draining liquidity from the
markets. However, signs
suggesting easing inflation
pressures have emerged in
recent months. Key input
costs—such as oil and other
commodities—have declined, while labor participation and employment data suggest a resilient labor market in the U.S. despite an uncertain growth outlook.
* Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. If the rating agencies differ, the
highest rating is applied to the security. If a rating is
not available, the security is classified as Not Rated.
T. Rowe Price uses the rating of the underlying
investment vehicle to determine the creditworthiness
of credit default swaps and sovereign securities. The
fund is not rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
BOND PORTFOLIO PROFILE
Periods Ended 6/30/22 12/31/22
Weighted Average Effective
Duration (years) 6.2 5.8
Weighted Average Maturity
(years) 8.1 8.2
Credit Quality Diversification*
U.S. Government
Agencies** 26.0% 24.9%
U.S. Treasuries*** 21.1  23.4
AAA 5.5  5.1
AA 6.2  5.9
A 13.4  13.1
BBB 14.4  13.2
BB and Below 13.1  14.1
Not Rated 0.3  0.3
Total 100.0% 100.0%

T. ROWE PRICE Balanced Fund

The Fed has signaled a potential shift to a more moderate pace of tightening but remains committed to taming inflation, particularly wage inflation, which it sees as a key driver of persistent inflation. Even taking into account this more moderate pace, we expect the Fed’s benchmark interest rate to reach
5% by early 2023 as inflation will likely settle above the Fed’s 2% long-term inflation target.
Equities face a less compelling risk/reward trade-off as uncertainty around corporate fundamentals suggests limited near-term upside, particularly as earnings estimates remain elevated against a slowing growth outlook.
Furthermore, while defaults for below investment-grade issuers within fixed income are likely to rise from historically low levels toward long-term averages, we believe yields within the sector reasonably compensate for the risk. Other key risks to global markets include central bank missteps, persistent inflation, the potential for a sharper slowdown in global growth, geopolitical tensions, and the need for China to strike a balance between containing the coronavirus and economic growth. We believe these headwinds should peak and subsequently ease in the latter half of 2023 and potentially provide a more constructive environment. We continue to evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions as we assess where there may be opportunities to add to equities and other risk assets.
The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of the forces driving global financial markets, we believe that the
Balanced Fund’s broad diversification and the strength of T. Rowe Price’s fundamental research platform should benefit our investors over time across a range of market and economic environments.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Balanced Fund

RISKS OF INVESTING
As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; currency fluctuations; and higher transaction costs of
non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.
Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.
For a thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Combined index portfolio: An unmanaged portfolio of 45.5% domestic stocks
(S&P 500 Index), 19.5% international stocks (MSCI EAFE Index Net), and
35.0% bonds (Bloomberg U.S. Aggregate Bond Index).
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.

T. ROWE PRICE Balanced Fund

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: ©2023 Morningstar, Inc. All rights reserved. The information contained therein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Balanced Fund

T. Rowe Price Real Assets
Fund - I Class
3.3%
Microsoft
2.6
Apple
2.2
Alphabet
1.8
Amazon.com
1.2
UnitedHealth Group
1.0
Elevance Health
0.7
Visa
0.7
Johnson & Johnson
0.7
ExxonMobil
0.6
Total
14.8%
U.S. Treasuries
8.1%
T. Rowe Price Institutional
High Yield Fund
5.4
Federal National Mortgage
Association - Mortgages
4.2
Government National
Mortgage Association
2.3
Federal Home Loan
Mortgage Corporation
- Mortgages
2.0
Morgan Stanley
0.2
Bank of America
0.2
Banco Santander
0.2
JPMorgan Chase
0.2
Wells Fargo
0.2
Total
23.0%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
12/31/22
Bonds
Percent of
Net Assets
12/31/22
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Balanced Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
BALANCED FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Balanced Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Balanced Fund –
.
-17.26% 4.29% 6.97% – –
Balanced Fund–
.
I  Class -17.12 4.42 – 6.52% 12/17/15
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Balanced Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Balanced Fund 0.61%
Balanced Fund–I Class 0.49
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Balanced Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
BALANCED FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,004.00 $2.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.33   2.91
I Class
Actual   1,000.00   1,004.90   2.17
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.04   2.19
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.57%, and
the
2
I Class was 0.43%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Balanced Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 28.20 $ 27.24 $ 24.94 $ 21.39 $ 24.33
Investment activities
Net investment income
(1)(2)
0.43 0.37 0.40 0.48 0.51
Net realized and unrealized gain/
loss (5.29) 3.22 3.15 3.92 (1.65)
Total from investment activities (4.86) 3.59 3.55 4.40 (1.14)
Distributions
Net investment income (0.44) (0.38) (0.41) (0.50) (0.50)
Net realized gain (0.68) (2.25) (0.84) (0.35) (1.30)
Total distributions (1.12) (2.63) (1.25) (0.85) (1.80)
NET ASSET VALUE
End of period $ 22.22 $ 28.20 $ 27.24 $ 24.94 $ 21.39
Ratios/Supplemental Data
Total return
(2)(3)
(17.26)% 13.36% 14.57% 20.74% (4.92)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.61% 0.57% 0.58% 0.58% 0.58%
Net expenses after waivers/
payments by Price Associates 0.57% 0.53% 0.55% 0.55% 0.55%
Net investment income 1.74% 1.27% 1.63% 2.03% 2.10%
Portfolio turnover rate 97.7% 91.9% 75.7% 53.3% 68.2%
Net assets, end of period (in
millions) $2,318 $4,224 $4,087 $3,893 $3,400
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Balanced Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 28.20 $ 27.23 $ 24.94 $ 21.39 $ 24.34
Investment activities
Net investment income
(1)(2)
0.49 0.41 0.43 0.50 0.55
Net realized and unrealized gain/
loss (5.31) 3.22 3.14 3.94 (1.67)
Total from investment activities (4.82) 3.63 3.57 4.44 (1.12)
Distributions
Net investment income (0.49) (0.41) (0.44) (0.54) (0.53)
Net realized gain (0.68) (2.25) (0.84) (0.35) (1.30)
Total distributions (1.17) (2.66) (1.28) (0.89) (1.83)
NET ASSET VALUE
End of period $ 22.21 $ 28.20 $ 27.23 $ 24.94 $ 21.39
Ratios/Supplemental Data
Total return
(2)(3)
(17.12)% 13.51% 14.67% 20.94% (4.85)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.47% 0.45% 0.46% 0.46% 0.46%
Net expenses after waivers/
payments by Price Associates 0.43% 0.41% 0.43% 0.43% 0.43%
Net investment income 2.02% 1.39% 1.74% 2.11% 2.26%
Portfolio turnover rate 97.7% 91.9% 75.7% 53.3% 68.2%
Net assets, end of period (in
thousands) $1,668,770 $1,173,380 $870,716 $734,319 $413,411
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Balanced Fund
December 31, 2022

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.9%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  1,460,000 1,413
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 1,862
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 1,165,000 1,110
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 292,325 275
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.184%, 4/15/35  (1) 2,195,000 2,126
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,073
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,410
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.219%, 7/15/36  (1) 1,380,000 1,339
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,575,000 2,508
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 659,813 566
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 1,218,300 1,007
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 1,524,600 1,209
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 5.795%, 5/20/34  (1) 1,935,000 1,879
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 160,976 154
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  895,000 860

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915,000 872
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 1,665,000 1,439
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,134
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,288
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 1,900,638 1,785
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28  (1) 338,355 323
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.154%, 10/15/32  (1) 1,205,000 1,188
MVW
Series 2019-2A, Class A
2.22%, 10/20/38  (1) 865,824 817
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68  (1) 791,630 747
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68  (1) 852,050 788
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 938,726 860
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 412,303 366
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69  (1) 427,247 369
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32  (1) 2,285,000 2,285
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51  (1) 1,614,563 1,268
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37  (1) 576,402 552

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 1,100,985 971
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 2,150,126 1,845
Total Asset-Backed Securities (Cost $41,176) 37,688
BOND MUTUAL FUNDS 5.4%
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.89%  (2)(3) 1,359 14
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.21%  (2)(3) 29,141,480 214,481
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 5.66%  (2)(3) 23,156 108
Total Bond Mutual Funds (Cost $250,948) 214,603
COMMON STOCKS 60.7%
COMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 0.7%
KT (KRW)  (4) 108,008 2,891
Nippon Telegraph & Telephone (JPY)  497,500 14,188
Verizon Communications  237,456 9,356
26,435
Entertainment 0.6%
Activision Blizzard  46,291 3,544
Netflix  (4) 27,956 8,244
Sea, ADR  (4) 42,889 2,231
Walt Disney  (4) 110,345 9,587
23,606
Interactive Media & Services 2.3%
Alphabet, Class A  (4) 148,679 13,118
Alphabet, Class C  (4) 655,293 58,144
Meta Platforms, Class A  (4) 114,731 13,807
NAVER (KRW)  14,466 2,057
Tencent Holdings (HKD)  89,600 3,799
Z Holdings (JPY)  875,100 2,186
93,111
Media 0.3%
Comcast, Class A  26,180 916
CyberAgent (JPY)  358,400 3,191
Stroeer (EUR)  32,867 1,529

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WPP (GBP)  513,879 5,077
10,713
Wireless Telecommunication Services 0.4%
SoftBank Group (JPY)  52,300 2,212
T-Mobile U.S.  (4) 78,224 10,951
Vodafone Group, ADR  349,968 3,542
16,705
Total Communication Services 170,570
CONSUMER DISCRETIONARY 5.9%
Auto Components 0.4%
Aptiv (4) 2,035 189
Autoliv, SDR (SEK)  41,048 3,139
Denso (JPY)  79,300 3,889
Magna International  104,042 5,845
Mobileye Global, Class A  (4) 9,002 316
Stanley Electric (JPY)  106,300 2,011
Sumitomo Rubber Industries (JPY)  (5) 119,700 1,040
16,429
Automobiles 0.6%
Honda Motor (JPY)  68,700 1,567
Suzuki Motor (JPY)  86,100 2,758
Tesla  (4) 82,927 10,215
Toyota Motor (JPY)  586,200 7,997
22,537
Diversified Consumer Services 0.0%
Bright Horizons Family Solutions  (4) 10,400 656
656
Hotels, Restaurants & Leisure 1.1%
Booking Holdings  (4) 2,921 5,887
Chipotle Mexican Grill  (4) 4,860 6,743
Compass Group (GBP)  297,937 6,880
Hilton Worldwide Holdings  10,879 1,375
Las Vegas Sands  (4) 22,246 1,069
Marriott International, Class A  10,206 1,520
McDonald's  52,719 13,893
MGM Resorts International  24,429 819
Starbucks  27,160 2,694
Wynn Resorts  (4) 12,275 1,012
Yum! Brands  20,637 2,643
44,535
Household Durables 0.3%
NVR (4) 216 997

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Panasonic Holdings (JPY)  432,200 3,617
Persimmon (GBP)  163,565 2,398
Sony Group (JPY)  81,500 6,212
13,224
Internet & Direct Marketing Retail 1.4%
Alibaba Group Holding, ADR  (4) 8,823 777
Amazon.com  (4) 580,360 48,750
ASOS (GBP)  (4) 121,240 745
DoorDash, Class A  (4) 20,365 994
Zalando (EUR)  (4) 76,843 2,705
53,971
Multiline Retail 0.4%
Dollar General  49,324 12,146
Dollar Tree  (4) 6,550 926
Next (GBP)  53,468 3,747
16,819
Specialty Retail 1.1%
AutoZone (4) 679 1,674
Burlington Stores  (4) 6,441 1,306
Home Depot  39,223 12,389
Kingfisher (GBP)  1,642,632 4,667
Lowe's  7,803 1,555
O'Reilly Automotive  (4) 2,638 2,226
Ross Stores  94,518 10,971
TJX  71,594 5,699
Ulta Beauty  (4) 9,295 4,360
44,847
Textiles, Apparel & Luxury Goods 0.6%
Dr. Martens (GBP)  464,576 1,055
Kering (EUR)  8,184 4,165
Lululemon Athletica  (4) 11,443 3,666
Moncler (EUR)  80,997 4,304
NIKE, Class B  75,594 8,845
Samsonite International (HKD)  (4) 847,500 2,225
24,260
Total Consumer Discretionary 237,278
CONSUMER STAPLES 4.4%
Beverages 0.9%
Coca-Cola  124,161 7,898
Constellation Brands, Class A  13,299 3,082
Diageo (GBP)  155,362 6,800
Heineken (EUR)  27,991 2,637
Keurig Dr Pepper  136,374 4,863

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kirin Holdings (JPY)  (5) 167,500 2,553
Monster Beverage  (4) 23,077 2,343
PepsiCo  24,320 4,394
34,570
Food & Staples Retailing 0.7%
Costco Wholesale  9,035 4,124
Seven & i Holdings (JPY)  163,500 7,007
Walmart  101,946 14,455
Welcia Holdings (JPY)  75,200 1,753
27,339
Food Products 1.3%
Barry Callebaut (CHF)  1,727 3,410
Conagra Brands  32,783 1,269
Darling Ingredients  (4) 6,767 424
Kraft Heinz  165,721 6,746
Mondelez International, Class A  190,711 12,711
Nestle (CHF)  203,543 23,511
Wilmar International (SGD)  1,865,300 5,811
53,882
Household Products 0.5%
Colgate-Palmolive  5,000 394
Kimberly-Clark  23,275 3,159
Procter & Gamble  110,239 16,708
20,261
Personal Products 0.5%
Estee Lauder, Class A  6,997 1,736
L'Oreal (EUR)  18,750 6,714
Unilever (GBP)  253,636 12,806
21,256
Tobacco 0.5%
Altria Group  36,088 1,650
Philip Morris International  179,056 18,122
19,772
Total Consumer Staples 177,080
ENERGY 2.5%
Energy Equipment & Services 0.2%
Halliburton  70,069 2,757
Worley (AUD)  445,214 4,542
7,299
Oil, Gas & Consumable Fuels 2.3%
Chevron  86,160 15,465
ConocoPhillips  53,571 6,321

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EOG Resources  17,964 2,327
Equinor (NOK)  319,009 11,465
Exxon Mobil  225,983 24,926
Hess  11,482 1,628
Kinder Morgan  307,900 5,567
Marathon Petroleum  16,559 1,927
Pioneer Natural Resources  4,324 988
Shell, ADR  93,482 5,324
TotalEnergies (EUR)  191,876 12,045
TotalEnergies, ADR  27,872 1,730
Woodside Energy Group (GBP)  34,694 835
90,548
Total Energy 97,847
FINANCIALS 9.8%
Banks 3.6%
ANZ Group Holdings (AUD)  234,434 3,776
Bank of America  650,161 21,533
BNP Paribas (EUR)  83,543 4,757
Citigroup  87,700 3,967
Citizens Financial Group  8,500 335
Close Brothers Group (GBP)  83,733 1,053
DBS Group Holdings (SGD)  138,600 3,508
DNB Bank (NOK)  416,648 8,229
Erste Group Bank (EUR)  64,870 2,076
Fifth Third Bancorp  51,847 1,701
Huntington Bancshares  172,072 2,426
ING Groep (EUR)  735,423 8,958
Intesa Sanpaolo (EUR)  1,113,741 2,467
JPMorgan Chase  160,834 21,568
Lloyds Banking Group (GBP)  6,924,380 3,779
Mitsubishi UFJ Financial Group (JPY)  (5) 656,600 4,408
National Bank of Canada (CAD)  (5) 104,702 7,055
Signature Bank  6,212 716
Standard Chartered (GBP)  322,891 2,408
Sumitomo Mitsui Trust Holdings (JPY)  78,754 2,748
SVB Financial Group  (4) 2,700 621
Svenska Handelsbanken, Class A (SEK)  527,434 5,310
U.S. Bancorp  176,400 7,693
United Overseas Bank (SGD)  290,000 6,643
Wells Fargo  355,291 14,670
142,405
Capital Markets 1.3%
Ameriprise Financial  3,100 965
Ares Management, Class A  4,700 322

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon  9,202 419
BlackRock  1,700 1,205
Blue Owl Capital  25,900 275
Bridgepoint Group (GBP)  642,572 1,484
Charles Schwab  98,648 8,213
CME Group  7,111 1,196
Goldman Sachs Group  39,418 13,535
Intercontinental Exchange  17,736 1,819
Invesco  19,190 345
Julius Baer Group (CHF)  86,176 5,015
Macquarie Group (AUD)  34,249 3,866
Morgan Stanley  15,031 1,278
MSCI  4,499 2,093
S&P Global  19,740 6,612
XP, Class A  (4) 97,514 1,496
50,138
Consumer Finance 0.1%
American Express  13,313 1,967
Capital One Financial  3,600 335
2,302
Diversified Financial Services 1.0%
Apollo Global Management  11,534 736
Berkshire Hathaway, Class B  (4) 65,080 20,103
Challenger (AUD)  365,840 1,881
Corebridge Financial  141,883 2,846
Element Fleet Management (CAD)  (5) 471,768 6,428
Equitable Holdings  53,094 1,524
Housing Development Finance (INR)  129,060 4,110
Mitsubishi HC Capital (JPY)  417,500 2,053
Voya Financial  4,189 258
39,939
Insurance 3.8%
AIA Group (HKD)  218,400 2,412
Allstate  34,599 4,692
American International Group  105,469 6,670
Assurant  7,750 969
AXA (EUR)  405,097 11,284
Chubb  95,240 21,010
Definity Financial (CAD)  50,731 1,442
Direct Line Insurance Group (GBP)  747,975 1,994
Hartford Financial Services Group  85,668 6,496
Manulife Financial (CAD)  207,429 3,700
Marsh & McLennan  32,591 5,393
MetLife  157,250 11,380

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Munich Re (EUR)  33,424 10,812
PICC Property & Casualty, Class H (HKD)  3,466,000 3,277
Ping An Insurance Group, Class H (HKD)  274,500 1,803
Progressive  77,524 10,056
RenaissanceRe Holdings  9,292 1,712
Sampo, Class A (EUR)  142,876 7,462
Storebrand (NOK)  543,459 4,723
Sun Life Financial (CAD)  154,515 7,172
Tokio Marine Holdings (JPY)  351,400 7,507
Travelers  65,382 12,259
Zurich Insurance Group (CHF)  16,264 7,775
152,000
Total Financials 386,784
HEALTH CARE 10.1%
Biotechnology 0.7%
AbbVie  81,078 13,103
Amgen  21,220 5,573
Biogen  (4) 4,335 1,200
Genmab (DKK)  (4) 6,185 2,615
Gilead Sciences  8,300 713
Moderna  (4) 10,392 1,867
Regeneron Pharmaceuticals  (4) 2,585 1,865
Vertex Pharmaceuticals  (4) 5,076 1,466
28,402
Health Care Equipment & Supplies 1.7%
Abbott Laboratories  20,932 2,298
Alcon (CHF)  31,685 2,174
Align Technology  (4) 2,594 547
Becton Dickinson & Company  76,807 19,532
Boston Scientific  (4) 5,600 259
Dexcom  (4) 15,979 1,810
Elekta, Class B (SEK)  401,332 2,421
EssilorLuxottica (EUR)  30,990 5,607
Intuitive Surgical  (4) 47,260 12,540
Koninklijke Philips (EUR)  207,779 3,127
Medtronic  7,442 578
Siemens Healthineers (EUR)  115,992 5,786
STERIS  3,500 646
Stryker  25,046 6,124
Teleflex  3,691 921
Zimmer Biomet Holdings  17,629 2,248
66,618
Health Care Providers & Services 2.7%
AmerisourceBergen  24,697 4,093

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Centene  (4) 93,131 7,638
Cigna  11,880 3,936
CVS Health  13,030 1,214
Elevance Health  54,387 27,899
Fresenius (EUR)  134,252 3,750
HCA Healthcare  29,451 7,067
Humana  21,561 11,043
McKesson  3,480 1,305
Molina Healthcare  (4) 4,100 1,354
UnitedHealth Group  71,673 38,000
107,299
Health Care Technology 0.1%
GE HealthCare Technologies  (4) 10,445 610
Veeva Systems, Class A  (4) 9,790 1,580
2,190
Life Sciences Tools & Services 1.0%
Agilent Technologies  11,915 1,783
Charles River Laboratories International  (4) 1,700 370
Danaher  61,808 16,405
Evotec (EUR)  (4) 83,281 1,355
Illumina  (4) 1,600 324
Mettler-Toledo International  (4) 654 945
PerkinElmer  17,488 2,452
Thermo Fisher Scientific  31,353 17,266
West Pharmaceutical Services  1,300 306
41,206
Pharmaceuticals 3.9%
Astellas Pharma (JPY)  554,700 8,434
AstraZeneca, ADR  332,384 22,536
Bayer (EUR)  119,766 6,164
Bristol-Myers Squibb  23,448 1,687
Eli Lilly  53,549 19,590
GSK, ADR  100,872 3,545
Ipsen (EUR)  14,949 1,608
Johnson & Johnson  153,404 27,099
Merck  93,368 10,359
Novartis (CHF)  128,801 11,656
Novo Nordisk, ADR  2,400 325
Otsuka Holdings (JPY)  106,600 3,476
Pfizer  75,773 3,883
Roche Holding (CHF)  43,670 13,723
Sanofi (EUR)  137,958 13,303
Viatris  137,580 1,531

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  35,387 5,186
154,105
Total Health Care 399,820
INDUSTRIALS & BUSINESS SERVICES 5.1%
Aerospace & Defense 0.5%
Boeing (4) 8,747 1,666
L3Harris Technologies  52,401 10,910
Northrop Grumman  4,626 2,524
Raytheon Technologies  3,500 353
Safran (EUR)  33,068 4,142
Textron  14,061 996
TransDigm Group  2,195 1,382
21,973
Air Freight & Logistics 0.0%
FedEx  6,164 1,068
United Parcel Service, Class B  3,718 646
1,714
Airlines 0.0%
Southwest Airlines  (4) 24,971 841
United Airlines Holdings  (4) 13,610 513
1,354
Building Products 0.1%
Carrier Global  10,700 441
Trane Technologies  11,851 1,992
2,433
Commercial Services & Supplies 0.1%
Cintas  2,564 1,158
Republic Services  17,265 2,227
Waste Connections  13,255 1,757
5,142
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings  (4) 23,200 1,048
1,048
Electrical Equipment 1.0%
ABB (CHF)  230,646 7,030
AMETEK  20,222 2,825
Eaton  56,154 8,813
Hubbell  10,901 2,558
Legrand (EUR)  65,149 5,224
Mitsubishi Electric (JPY)  538,100 5,332
Prysmian (EUR)  148,442 5,516

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rockwell Automation  4,625 1,191
38,489
Industrial Conglomerates 1.5%
DCC (GBP)  61,620 3,030
General Electric  207,320 17,371
Honeywell International  44,863 9,614
Melrose Industries (GBP)  2,612,382 4,209
Roper Technologies  16,827 7,271
Siemens (EUR)  143,858 19,831
61,326
Machinery 0.4%
Cummins  13,727 3,326
Dover  7,900 1,070
Ingersoll Rand  36,788 1,922
KION Group (EUR)  76,365 2,175
Otis Worldwide  13,389 1,049
PACCAR  12,927 1,279
SMC (JPY)  4,000 1,670
Stanley Black & Decker  17,305 1,300
THK (JPY)  (5) 84,400 1,596
15,387
Professional Services 0.4%
Booz Allen Hamilton Holding  2,600 271
CoStar Group  (4) 8,773 678
Recruit Holdings (JPY)  143,600 4,495
TechnoPro Holdings (JPY)  158,500 4,220
Teleperformance (EUR)  17,162 4,103
TransUnion  18,415 1,045
14,812
Road & Rail 0.7%
Canadian Pacific Railway  19,143 1,428
Central Japan Railway (JPY)  23,100 2,836
CSX  280,306 8,684
JB Hunt Transport Services  6,900 1,203
Norfolk Southern  18,527 4,565
Old Dominion Freight Line  13,796 3,915
Saia  (4) 3,919 822
Union Pacific  14,800 3,065
26,518
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  83,041 4,717
Bunzl (GBP)  87,122 2,899
Mitsubishi (JPY)  125,300 4,068

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sumitomo (JPY)  262,700 4,367
United Rentals  (4) 3,203 1,138
17,189
Total Industrials & Business Services 207,385
INFORMATION TECHNOLOGY 13.3%
Communications Equipment 0.2%
Arista Networks  (4) 10,847 1,316
Cisco Systems  23,374 1,113
LM Ericsson, Class B (SEK)  925,799 5,425
7,854
Electronic Equipment, Instruments & Components 0.4%
Amphenol, Class A  493 37
Hamamatsu Photonics (JPY)  73,600 3,513
Largan Precision (TWD)  19,000 1,256
Murata Manufacturing (JPY)  82,600 4,073
Omron (JPY)  37,900 1,832
TE Connectivity  22,988 2,639
Teledyne Technologies  (4) 5,298 2,119
Trimble  (4) 15,600 789
16,258
IT Services 2.5%
Accenture, Class A  28,449 7,591
Adyen (EUR)  (4) 2,269 3,150
Affirm Holdings  (4) 33,014 319
Amadeus IT Group (EUR)  (4) 59,407 3,082
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,137  (4)(6)(7) 298,203 605
Block, Class A  (4) 28,696 1,803
Cognizant Technology Solutions, Class A  6,306 361
Fidelity National Information Services  25,600 1,737
Fiserv  (4) 128,167 12,954
FleetCor Technologies  (4) 15,254 2,802
Global Payments  22,803 2,265
Mastercard, Class A  62,762 21,824
MongoDB  (4) 14,108 2,777
NTT Data (JPY)  453,700 6,612
PayPal Holdings  (4) 14,694 1,047
Shopify, Class A  (4) 61,110 2,121
Snowflake, Class A  (4) 7,726 1,109
Visa, Class A  130,844 27,184
99,343
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices  (4) 111,995 7,254

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Analog Devices  4,400 722
Applied Materials  40,300 3,924
ASML Holding (EUR)  19,401 10,578
ASML Holding  15,443 8,438
Broadcom  43,565 24,358
Enphase Energy  (4) 2,800 742
First Solar  (4) 1,200 180
KLA  30,369 11,450
Lam Research  12,052 5,065
Marvell Technology  69,942 2,591
Micron Technology  87,900 4,393
Monolithic Power Systems  10,635 3,761
NVIDIA  153,159 22,383
NXP Semiconductors  38,327 6,057
QUALCOMM  17,909 1,969
Renesas Electronics (JPY)  (4) 221,400 1,957
Taiwan Semiconductor Manufacturing (TWD)  874,969 12,708
Taiwan Semiconductor Manufacturing, ADR  22,172 1,652
Texas Instruments  63,467 10,486
Tokyo Electron (JPY)  12,400 3,643
144,311
Software 4.2%
Adobe (4) 7,550 2,541
Atlassian, Class A  (4) 15,947 2,052
Bill.com Holdings  (4) 18,936 2,063
Black Knight  (4) 3,327 205
Cadence Design Systems  (4) 9,800 1,574
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668  (4)(6)(7) 392 216
Confluent, Class A  (4) 31,186 694
Crowdstrike Holdings, Class A  (4) 6,445 679
Datadog, Class A  (4) 12,197 897
Descartes Systems Group  (4) 8,000 557
Fortinet  (4) 35,046 1,713
Gen Digital  26,100 559
Gusto, Acquisition Date: 10/4/21, Cost $216  (4)(6)(7) 7,517 142
Intuit  28,865 11,235
Microsoft  436,814 104,757
Paycom Software  (4) 2,054 637
Salesforce  (4) 51,423 6,818
SAP (EUR)  68,163 7,037
ServiceNow  (4) 35,502 13,784
Synopsys  (4) 25,568 8,164
Workday, Class A  (4) 2,388 400
Zoom Video Communications, Class A  (4) 4,732 321
167,045

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals 2.4%
Apple  661,818 85,990
Pure Storage, Class A  (4) 15,100 404
Samsung Electronics (KRW)  181,025 7,946
Western Digital  (4) 17,800 561
94,901
Total Information Technology 529,712
MATERIALS 2.5%
Chemicals 1.5%
Air Liquide (EUR)  40,021 5,680
Air Products & Chemicals  6,020 1,856
Akzo Nobel (EUR)  61,261 4,111
Asahi Kasei (JPY)  433,400 3,085
BASF (EUR)  73,938 3,641
CF Industries Holdings  9,666 823
Corteva  6,400 376
Covestro (EUR)  77,234 3,009
FMC  5,600 699
International Flavors & Fragrances  26,800 2,810
Johnson Matthey (GBP)  148,325 3,791
Linde  26,550 8,660
Nutrien  83,408 6,091
PPG Industries  2,200 277
RPM International  8,972 874
Sherwin-Williams  35,140 8,340
Tosoh (JPY)  39,200 466
Umicore (EUR)  102,776 3,780
58,369
Construction Materials 0.0%
Vulcan Materials  5,005 876
876
Containers & Packaging 0.2%
Amcor, CDI (AUD)  229,553 2,752
Avery Dennison  6,790 1,229
Ball  13,279 679
International Paper  12,765 442
Packaging Corp. of America  6,448 825
Sealed Air  21,787 1,087
Westrock  8,213 289
7,303
Metals & Mining 0.7%
Antofagasta (GBP)  252,910 4,721
BHP Group (AUD)  73,640 2,281

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BHP Group (GBP)  188,321 5,853
IGO (AUD)  1,022,029 9,349
Rio Tinto (AUD)  24,553 1,938
South32 (AUD)  1,146,688 3,144
Steel Dynamics  3,300 322
27,608
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  303,205 4,275
West Fraser Timber  3,100 224
4,499
Total Materials 98,655
REAL ESTATE 0.9%
Equity Real Estate Investment Trusts 0.8%
Alexandria Real Estate Equities, REIT  3,461 504
American Homes 4 Rent, Class A, REIT  7,200 217
American Tower, REIT  3,848 815
AvalonBay Communities, REIT  3,320 536
Boston Properties, REIT  8,700 588
Camden Property Trust, REIT  1,800 201
Equinix, REIT  3,433 2,249
Equity LifeStyle Properties, REIT  24,717 1,597
Essex Property Trust, REIT  3,290 697
Extra Space Storage, REIT  4,600 677
Great Portland Estates (GBP)  388,059 2,313
Prologis, REIT  70,066 7,899
Public Storage, REIT  3,886 1,089
Rexford Industrial Realty, REIT  13,653 746
SBA Communications, REIT  12,438 3,487
Scentre Group (AUD)  1,716,802 3,342
Simon Property Group, REIT  6,635 779
Sun Communities, REIT  890 127
Welltower, REIT  15,810 1,036
Weyerhaeuser, REIT  92,373 2,864
31,763
Real Estate Management & Development 0.1%
Mitsui Fudosan (JPY)  321,300 5,872
5,872
Total Real Estate 37,635
UTILITIES 1.9%
Electric Utilities 0.9%
American Electric Power  43,657 4,145
Exelon  43,832 1,895
FirstEnergy  72,543 3,043

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NextEra Energy  44,323 3,705
PG&E  (4) 153,455 2,495
Southern  288,970 20,635
Xcel Energy  27,794 1,949
37,867
Gas Utilities 0.0%
Beijing Enterprises Holdings (HKD)  428,500 1,368
1,368
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  161,400 2,563
2,563
Multi-Utilities 0.9%
Ameren  47,122 4,190
CMS Energy  11,159 707
Dominion Energy  72,330 4,435
DTE Energy  25,355 2,980
Engie (EUR)  571,871 8,181
National Grid (GBP)  415,149 4,973
Sempra Energy  44,569 6,888
WEC Energy Group  21,564 2,022
34,376
Total Utilities 76,174
Total Common Stocks (Cost $1,484,461) 2,418,940
CONVERTIBLE PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43  (4)(6)(7) 25 14
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3  (4)(6)(7) 2 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229  (4)(6)(7) 3,879 233
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625  (4)(6)
(7) 8,505 510
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317  (4)(6)(7) 10,431 196
Total Information Technology 954
Total Convertible Preferred Stocks (Cost $1,217) 954
CORPORATE BONDS 8.2%
Abbott Laboratories, 3.40%, 11/30/23  1,281,000 1,264
AbbVie, 2.95%, 11/21/26  920,000 855
AbbVie, 3.20%, 5/14/26  420,000 398

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AbbVie, 4.50%, 5/14/35  1,900,000 1,764
AbbVie, 4.70%, 5/14/45  915,000 823
ABN AMRO Bank, 4.75%, 7/28/25  (1) 940,000 909
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 816
AerCap Ireland Capital, 4.125%, 7/3/23  1,945,000 1,933
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 369
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,543
AIA Group, 3.20%, 3/11/25  (1) 1,020,000 978
Alcon Finance, 2.60%, 5/27/30  (1) 1,300,000 1,101
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 624
Alfa SAB de CV, 5.25%, 3/25/24  (1) 395,000 393
Allstate, 5.55%, 5/9/35  1,000,000 1,024
Ally Financial, 2.20%, 11/2/28  700,000 546
Altria Group, 2.35%, 5/6/25  415,000 390
Amazon.com, 2.80%, 8/22/24  1,055,000 1,023
Amazon.com, 3.875%, 8/22/37  1,645,000 1,463
America Movil SAB de CV, 2.875%, 5/7/30  2,525,000 2,146
America Movil SAB de CV, 6.375%, 3/1/35  300,000 319
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  742,693 633
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  1,252,392 1,218
American Honda Finance, 0.75%, 8/9/24  2,335,000 2,186
Amgen, 2.77%, 9/1/53  447,000 271
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,122
APA Infrastructure, 4.25%, 7/15/27  (1)(5) 620,000 578
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,016
Apple, 1.65%, 5/11/30  2,345,000 1,920
AT&T, 2.25%, 2/1/32  1,400,000 1,099
AT&T, 3.50%, 6/1/41  680,000 510
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,252
Ausgrid Finance, 3.85%, 5/1/23  (1) 1,705,000 1,696
AutoZone, 3.125%, 4/21/26  650,000 614
Baidu, 3.875%, 9/29/23  2,000,000 1,977
Baltimore Gas & Electric, 3.35%, 7/1/23  1,750,000 1,732
Banco Santander, 3.125%, 2/23/23  1,000,000 996
Banco Santander, 3.49%, 5/28/30  200,000 169
Banco Santander, 3.848%, 4/12/23  2,000,000 1,988
Banco Santander Chile, 2.70%, 1/10/25  (1) 1,322,000 1,256
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  (1) 1,110,000 1,101
Bank of America, 4.20%, 8/26/24  600,000 590
Bank of America, 6.11%, 1/29/37  900,000 915
Bank of America, 6.75%, 6/1/28  700,000 728
Bank of America, VR, 2.299%, 7/21/32  (8) 2,240,000 1,723
Bank of America, VR, 2.676%, 6/19/41  (8) 3,450,000 2,323
Bank of America, Series N, VR, 2.651%, 3/11/32  (8) 2,325,000 1,860
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,859

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Banner Health, 1.897%, 1/1/31  670,000 531
Barclays, VR, 2.852%, 5/7/26  (8) 1,880,000 1,743
BAT Capital, 4.39%, 8/15/37  1,385,000 1,075
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,493
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,185
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,846
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,277
BNP Paribas, VR, 2.219%, 6/9/26  (1)(8) 1,315,000 1,208
BNP Paribas, VR, 2.871%, 4/19/32  (1)(8) 3,100,000 2,423
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 365
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 771
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,475
Boston Properties, 3.125%, 9/1/23  625,000 616
Boston Properties, 3.65%, 2/1/26  1,165,000 1,105
BPCE, 4.00%, 9/12/23  (1) 1,350,000 1,331
BPCE, 4.50%, 3/15/25  (1) 1,000,000 960
BPCE, 5.70%, 10/22/23  (1) 1,700,000 1,687
Brighthouse Financial Global Funding, 1.55%, 5/24/26  (1) 1,110,000 975
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 520
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,146
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,251
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 704
Cameron LNG, 2.902%, 7/15/31  (1) 575,000 485
Cameron LNG, 3.701%, 1/15/39  (1) 475,000 378
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,434
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 825
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,145
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,466
Cardinal Health, 3.75%, 9/15/25  1,005,000 971
Carvana, 10.25%, 5/1/30  (1) 1,225,000 585
Celulosa Arauco y Constitucion, 4.20%, 1/29/30  (1) 505,000 472
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 876
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,418
Cigna, 3.00%, 7/15/23  810,000 800
Cigna, 3.75%, 7/15/23  1,252,000 1,243
Citigroup, VR, 2.976%, 11/5/30  (8) 2,750,000 2,313
Citigroup, VR, 4.075%, 4/23/29  (8) 2,000,000 1,824
CMS Energy, 4.70%, 3/31/43  840,000 719
CMS Energy, 4.875%, 3/1/44  1,200,000 1,093
CNO Global Funding, 2.65%, 1/6/29  (1) 3,255,000 2,759
Coca-Cola Europacific Partners, 1.50%, 1/15/27  (1) 2,400,000 2,079
Comcast, 4.15%, 10/15/28  2,455,000 2,366
CommonSpirit Health, 2.76%, 10/1/24  960,000 921
CommonSpirit Health, 2.782%, 10/1/30  755,000 622
Corebridge Financial, 4.40%, 4/5/52  (1) 4,505,000 3,597
Cox Communications, 2.95%, 10/1/50  (1) 2,775,000 1,663

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Credit Agricole, 3.75%, 4/24/23  (1) 2,125,000 2,116
Credit Suisse Group, VR, 2.593%, 9/11/25  (1)(8) 2,095,000 1,869
CRH America Finance, 3.95%, 4/4/28  (1) 2,600,000 2,442
Crown Castle, 2.25%, 1/15/31  1,440,000 1,149
Crown Castle, 2.90%, 3/15/27  735,000 669
Crown Castle Towers, 3.663%, 5/15/25  (1) 485,000 468
CVS Health, 1.875%, 2/28/31  1,745,000 1,372
CVS Health, 2.70%, 8/21/40  660,000 453
Daimler Trucks Finance North America, 3.65%, 4/7/27  (1) 2,155,000 2,017
Danske Bank, VR, 3.244%, 12/20/25  (1)(8) 2,940,000 2,750
Delta Air Lines, 3.80%, 4/19/23  168,000 166
Discover Bank, 2.70%, 2/6/30  2,000,000 1,610
Discover Financial Services, 3.75%, 3/4/25  590,000 566
Duke Energy, 2.65%, 9/1/26  640,000 592
Duke Energy, 3.75%, 9/1/46  500,000 369
Eaton Vance, 3.625%, 6/15/23  750,000 745
Elevance Health, 4.65%, 1/15/43  915,000 828
Enbridge, 4.00%, 10/1/23  690,000 683
Enbridge, 4.25%, 12/1/26  590,000 568
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 228
Energy Transfer, 3.75%, 5/15/30  765,000 674
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,185
Eni, Series X-R, 4.00%, 9/12/23  (1) 780,000 773
EOG Resources, 2.625%, 3/15/23  500,000 498
Equitable Financial Life Global Funding, 1.40%, 7/7/25  (1) 780,000 710
Equitable Holdings, 3.90%, 4/20/23  478,000 476
ERAC USA Finance, 3.85%, 11/15/24  (1) 435,000 421
ERAC USA Finance, 4.50%, 2/15/45  (1) 505,000 415
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,125
Federal Realty Investment Trust, 2.75%, 6/1/23  1,500,000 1,481
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 1,957
First American Financial, 4.60%, 11/15/24  415,000 408
FirstEnergy Transmission, 4.35%, 1/15/25  (1) 1,310,000 1,281
Fiserv, 3.20%, 7/1/26  1,100,000 1,028
GATX, 4.35%, 2/15/24  2,105,000 2,074
General Motors, 4.00%, 4/1/25  1,120,000 1,093
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,703
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 821
Goldman Sachs Group, 6.75%, 10/1/37  700,000 746
Goldman Sachs Group, VR, 2.615%, 4/22/32  (8) 1,300,000 1,036
Goldman Sachs Group, VR, 2.908%, 7/21/42  (8) 1,710,000 1,163
Hasbro, 3.00%, 11/19/24  1,550,000 1,490
Hasbro, 3.55%, 11/19/26  1,760,000 1,650
HCA, 4.125%, 6/15/29  1,895,000 1,743
HCA, 4.375%, 3/15/42  (1) 775,000 619
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 952

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Healthpeak Properties, 2.125%, 12/1/28  655,000 550
Healthpeak Properties, 2.875%, 1/15/31  360,000 301
High Street Funding Trust I, 4.111%, 2/15/28  (1) 1,800,000 1,675
HSBC Bank USA, 5.875%, 11/1/34  950,000 913
Humana, 2.15%, 2/3/32  1,145,000 896
Humana, 3.70%, 3/23/29  1,120,000 1,029
Hyundai Capital America, 2.00%, 6/15/28  (1) 2,435,000 1,986
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,047
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 1,026
Interpublic Group, 4.20%, 4/15/24  293,000 288
Intesa Sanpaolo, 3.375%, 1/12/23  (1) 660,000 659
Jackson National Life Global Funding, 1.75%, 1/12/25  (1) 3,430,000 3,185
JDE Peet's, 1.375%, 1/15/27  (1) 2,240,000 1,898
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,848
JPMorgan Chase, 3.375%, 5/1/23  1,080,000 1,074
JPMorgan Chase, VR, 2.956%, 5/13/31  (8) 3,820,000 3,149
JPMorgan Chase, VR, 3.559%, 4/23/24  (8) 1,875,000 1,862
Kansas City Southern, 3.50%, 5/1/50  1,695,000 1,205
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,284
Kilroy Realty, 4.375%, 10/1/25  480,000 464
L3Harris Technologies, 3.832%, 4/27/25  570,000 554
Liberty Mutual Group, 4.25%, 6/15/23  (1) 410,000 407
Liberty Mutual Group, 4.85%, 8/1/44  (1) 1,700,000 1,403
M&T Bank, 3.55%, 7/26/23  2,740,000 2,717
Manufacturers & Traders Trust, 3.40%, 8/17/27  250,000 228
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 3,001
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,242
McDonald's, 1.45%, 9/1/25  940,000 860
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 646
Micron Technology, 4.185%, 2/15/27  880,000 836
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (1) 2,640,000 2,477
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,346
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,059
Moody's, 2.00%, 8/19/31  2,195,000 1,732
Morgan Stanley, 4.30%, 1/27/45  1,150,000 979
Morgan Stanley, 6.25%, 8/9/26  755,000 785
Morgan Stanley, VR, 3.971%, 7/22/38  (8) 1,445,000 1,213
NatWest Markets, 2.375%, 5/21/23  (1) 3,370,000 3,325
New York Life Global Funding, 1.10%, 5/5/23  (1) 600,000 592
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,510
NiSource, 3.49%, 5/15/27  1,730,000 1,625
NiSource, 3.95%, 3/30/48  1,775,000 1,367
Nordea Bank, 1.00%, 6/9/23  (1) 820,000 806
Nucor, 2.70%, 6/1/30  455,000 386
Nucor, 3.95%, 5/1/28  2,140,000 2,018
Nutrien, 4.00%, 12/15/26  830,000 804

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omnicom Group, 3.60%, 4/15/26  830,000 797
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,717
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,685
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,142
Packaging Corp. of America, 3.65%, 9/15/24  785,000 765
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,602
Perrigo Finance Unlimited, 4.40%, 6/15/30  1,510,000 1,280
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 671
PNC Bank, 3.50%, 6/8/23  1,330,000 1,321
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,032
Pricoa Global Funding I, 3.45%, 9/1/23  (1) 2,650,000 2,618
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,386
Protective Life Global Funding, 1.082%, 6/9/23  (1) 780,000 766
Providence Health & Services Obligated Group, 4.379%, 10/1/23  1,310,000 1,303
Public Storage, 1.95%, 11/9/28  1,210,000 1,021
QUALCOMM, 3.25%, 5/20/27  1,120,000 1,061
QVC, 4.45%, 2/15/25  140,000 114
QVC, 4.85%, 4/1/24  1,645,000 1,532
Realty Income, 3.10%, 12/15/29  2,130,000 1,852
Realty Income, 3.95%, 8/15/27  1,490,000 1,418
RELX Capital, 3.00%, 5/22/30  945,000 808
RELX Capital, 3.50%, 3/16/23  840,000 837
Republic Services, 3.375%, 11/15/27  1,045,000 975
Rogers Communications, 3.625%, 12/15/25  610,000 584
Rogers Communications, 4.50%, 3/15/42  (1) 2,935,000 2,456
Roper Technologies, 2.95%, 9/15/29  380,000 331
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,039
Ross Stores, 1.875%, 4/15/31  450,000 353
Royal Bank of Canada, 1.60%, 4/17/23  2,075,000 2,054
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,257
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 519
Santander Holdings USA, VR, 2.49%, 1/6/28  (8) 1,365,000 1,170
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28  (8) 1,605,000 1,371
SBA Tower Trust, 2.836%, 1/15/25  (1) 1,135,000 1,069
Sempra Energy, 3.30%, 4/1/25  835,000 802
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  1,138,000 1,117
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,451
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,362
SMBC Aviation Capital Finance, 4.125%, 7/15/23  (1) 422,000 417
Spectra Energy Partners, 3.375%, 10/15/26  480,000 447
Spectra Energy Partners, 4.75%, 3/15/24  1,145,000 1,134
Standard Chartered, VR, 1.822%, 11/23/25  (1)(8) 2,005,000 1,834
Standard Chartered, VR, 2.608%, 1/12/28  (1)(8) 1,000,000 869
State Street, 3.10%, 5/15/23  265,000 263
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,045,000 2,027
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,013

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44  (1) 1,800,000 1,643
Tencent Holdings, 2.985%, 1/19/23  (1) 960,000 959
Texas Instruments, 1.375%, 3/12/25  650,000 608
Thomson Reuters, 3.35%, 5/15/26  405,000 384
Time Warner Cable, 6.55%, 5/1/37  450,000 426
Time Warner Cable, 6.75%, 6/15/39  530,000 502
TJX, 1.60%, 5/15/31  375,000 291
Toronto-Dominion Bank, 3.50%, 7/19/23  1,235,000 1,226
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,963
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,373
Transurban Finance, 2.45%, 3/16/31  (1) 1,445,000 1,141
Transurban Finance, 3.375%, 3/22/27  (1) 395,000 364
Transurban Finance, 4.125%, 2/2/26  (1) 335,000 321
Travelers, 6.25%, 6/15/37  750,000 812
Trinity Health, 4.125%, 12/1/45  725,000 613
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  978,107 869
UnitedHealth Group, 3.75%, 7/15/25  645,000 629
Verizon Communications, 2.10%, 3/22/28  460,000 399
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,671
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,559
Verizon Communications, 4.272%, 1/15/36  870,000 772
Vistra Operations, 3.55%, 7/15/24  (1) 1,370,000 1,315
VMware, 1.40%, 8/15/26  3,125,000 2,726
Vodafone Group, 4.25%, 9/17/50  775,000 597
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,722
Volkswagen Group of America Finance, 3.35%, 5/13/25  (1) 1,395,000 1,334
Vulcan Materials, 4.50%, 6/15/47  590,000 494
Walt Disney, 3.70%, 10/15/25  525,000 510
Warnermedia Holdings, 5.05%, 3/15/42  (1) 1,570,000 1,204
Waste Connections, 3.20%, 6/1/32  2,315,000 1,991
Weibo, 3.50%, 7/5/24  (5) 1,390,000 1,347
Wells Fargo, VR, 2.393%, 6/2/28  (8) 3,915,000 3,457
Wells Fargo, VR, 3.068%, 4/30/41  (8) 3,995,000 2,852
Williams, 5.10%, 9/15/45  1,735,000 1,533
Willis North America, 4.50%, 9/15/28  1,370,000 1,285
Woodside Finance, 3.70%, 9/15/26  (1) 738,000 688
Woodside Finance, 3.70%, 3/15/28  (1) 1,187,000 1,076
Workday, 3.70%, 4/1/29  750,000 690
WP Carey, 3.85%, 7/15/29  1,470,000 1,322
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,267
Total Corporate Bonds (Cost $370,235) 328,770

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS 3.3%
T. Rowe Price Real Assets Fund - I Class  (2) 9,817,066 131,450
Total Equity Mutual Funds (Cost $117,960) 131,450
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35  (1) 510,000 482
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29  (1) 2,645,000 2,315
Mexico Government International Bond, 3.50%, 2/12/34  2,315,000 1,858
Pertamina Persero, 4.30%, 5/20/23  (1) 1,250,000 1,241
Perusahaan Gas Negara, 5.125%, 5/16/24  (1) 1,105,000 1,098
Republic of Colombia, 4.00%, 2/26/24  275,000 270
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,705
Republic of Poland, 3.25%, 4/6/26  1,030,000 990
State Grid Overseas Investment, 3.75%, 5/2/23  (1) 1,175,000 1,171
United Mexican States, 2.659%, 5/24/31  3,439,000 2,782
Total Foreign Government Obligations & Municipalities (Cost
$15,745) 13,912
MUNICIPAL SECURITIES 1.0%
California 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,187
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,778
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33  (9) 695,000 703
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  1,000,000 1,173
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  1,625,000 1,596
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 312
Univ. of California Regents, Build America, 5.77%, 5/15/43  750,000 789
9,538
Illinois 0.0%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40  755,000 844
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 815
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34  470,000 504
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 528
2,691
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,658
1,658

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,146
2,146
New Jersey 0.0%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40  415,000 514
514
New York 0.1%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 294
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  700,000 674
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 975
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 272
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  1,300,000 1,333
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 566
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,395
5,509
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,225,000 1,188
1,188
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  805,000 788
788
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 1,949
1,949
Texas 0.1%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,289
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 938
Houston Airport System Revenue, Series C, 2.385%, 7/1/31  685,000 554
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 987
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 1,439
5,207
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  900,000 988
988
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,395

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  690,000 704
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  695,000 729
3,828
Wisconsin 0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 1,936
1,936
Total Municipal Securities (Cost $42,383) 37,940
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.1%
Angel Oak Mortgage Trust, Series 2020-3, Class A1, CMO, ARM,
1.691%, 4/25/65  (1) 316,748 279
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65  (1) 313,453 268
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66  (1) 1,164,394 951
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66  (1) 1,010,099 829
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51  (1) 1,075,482 892
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 6.478%, 11/15/34  (1) 605,000 520
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M USD
LIBOR + 2.14%, 6.458%, 10/15/37  (1) 2,590,000 2,500
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
5.858%, 10/15/34  (1) 2,080,000 2,012
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, ARM,
1M TSFR + 1.342%, 5.678%, 2/15/39  (1) 3,395,000 3,258
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44  (1) 2,025,000 1,547
BX Commercial Mortgage Trust, Series 2022-LP2, Class C, ARM,
1M TSFR + 1.562%, 5.897%, 2/15/39  (1) 3,379,340 3,182
BX Trust, Series 2022-IND, Class C, ARM, 1M TSFR + 2.29%,
6.616%, 4/15/37  (1) 1,241,670 1,184
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52  (1) 800,000 747
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 225
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50  (1) 1,022,667 833
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 5.618%, 11/15/37  (1) 2,118,345 2,051
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 3,521

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29  (1) 2,160,000 2,016
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 4.928%, 12/25/41  (1) 462,667 457
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.899%, 4/25/66  (1) 414,994 349
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59  (1) 218,002 204
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.931%, 6/25/66  (1) 600,125 462
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M
USD LIBOR + 1.38%, 5.698%, 7/15/38  (1) 1,195,835 1,149
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51  (1) 2,499,206 2,006
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36  (1) 2,635,000 2,453
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (1) 103,482 93
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59  (1) 901,558 867
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 5.951%, 12/15/36  (1) 1,130,000 1,079
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 906
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  1,250,000 1,176
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.932%, 10/25/50  (1) 310,237 260
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class A8,
CMO, ARM, 2.50%, 10/25/51  (1) 2,507,499 2,150
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,105,214 2,002
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M USD LIBOR + 1.37%,
5.688%, 10/15/33  (1) 2,510,000 2,377
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39  (1) 760,000 617
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (1) 631,722 535
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (1) 731,847 634
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 5.419%, 4/15/38  (1) 3,595,000 3,451
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62  (1) 399,978 386
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,587

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,296
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 2,608
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2016-
C30, Class A5, 2.86%, 9/15/49  495,000 450
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32  (1) 2,140,000 1,893
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, ARM,
3.779%, 5/15/48  1,440,000 1,377
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, ARM,
3.177%, 11/10/36  (1) 2,090,000 1,767
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2,
Class A9, CMO, ARM, 2.50%, 5/25/51  (1) 522,697 399
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59  (1) 587,276 528
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4,
CMO, ARM, 3.00%, 3/25/52  (1) 1,836,761 1,460
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59  (1) 180,457 166
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 5.489%, 10/25/59  (1) 86,157 83
Provident Funding Mortgage Trust, Series 2019-1, Class B1, CMO,
ARM, 3.201%, 12/25/49  (1) 1,290,971 1,002
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51  (1) 2,087,490 1,795
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48  (1) 188,585 174
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM,
1M USD LIBOR + 1.50%, 5.818%, 5/15/38  (1) 1,560,000 1,384
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (1) 42,910 41
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49  (1) 677,592 638
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55  (1) 406,481 374
Starwood Mortgage Residential Trust, Series 2021-2, Class A2,
CMO, ARM, 1.172%, 5/25/65  (1) 337,042 311
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 4.728%, 8/25/33  (1) 130,542 130
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 6.028%, 10/25/33  (1) 835,000 819
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 5.428%, 10/25/41  (1) 1,100,000 1,045
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 4.778%, 11/25/41  (1) 1,829,059 1,797

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 4.628%, 8/25/33  (1) 147,139 146
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 5.928%, 4/25/42  (1) 2,131,377 2,121
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.028%, 3/25/42  (1) 1,757,107 1,735
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56  (1) 42,594 42
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM,
2.75%, 10/25/57  (1) 361,196 344
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58  (1) 173,083 167
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59  (1) 319,813 303
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59  (1) 674,350 633
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66  (1) 547,772 457
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66  (1) 2,921,099 2,451
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A1, CMO, ARM, 2.50%, 12/25/50  (1) 1,240,520 997
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B,
ARM, 4.723%, 3/15/47  610,000 583
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$92,388) 83,531
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  (4) 41,825 4,221
Total Consumer Discretionary 4,221
Total Preferred Stocks (Cost $3,370) 4,221
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.5%
U.S. Government Agency Obligations 6.2%
Federal Home Loan Mortgage
2.206%, 6/25/25  748,096 722
2.50%, 5/1/30  834,775 784
2.777%, 4/25/23  6,738 7
2.952%, 2/25/27  897,734 865
3.00%, 1/1/29 - 8/1/43  3,381,769 3,090

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 3/1/42 - 3/1/46  5,455,805 5,100
4.00%, 9/1/40 - 6/1/42  1,715,009 1,651
4.50%, 6/1/39 - 5/1/42  1,004,704 996
5.00%, 12/1/35 - 8/1/40  451,870 460
5.50%, 1/1/38 - 12/1/39  149,149 155
6.00%, 2/1/28 - 8/1/38  16,854 16
6.50%, 8/1/32  7,240 8
7.00%, 6/1/32  12,355 13
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  22,482 23
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  13,822 14
12M USD LIBOR + 1.829%, 2.204%, 2/1/37  21,027 21
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  37,247 37
12M USD LIBOR + 2.03%, 4.275%, 11/1/36  21,557 21
1Y CMT + 2.25%, 3.928%, 10/1/36  5,675 6
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  659,270 124
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  1,374,169 1,190
2.00%, 3/1/42 - 5/1/52  31,919,226 26,089
2.50%, 11/1/36 - 5/1/52  34,162,447 29,075
3.00%, 11/1/34 - 3/1/52  4,690,457 4,153
3.50%, 6/1/33  301,987 292
4.00%, 12/1/49 - 8/1/52  2,767,296 2,613
4.50%, 9/1/37 - 5/1/50  224,219 219
5.00%, 10/1/51 - 9/1/52  2,422,011 2,390
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  2,304,344 2,151
4.00%, 11/1/40  674,472 641
4.50%, 7/1/40  495,741 479
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.568%, 3.29%, 7/1/35  14,803 14
12M USD LIBOR + 1.855%, 2.105%, 1/1/37  3,013 3
Federal National Mortgage Assn., TBA, UMBS, 1.50%,
1/15/38  (10) 3,820,000 3,307
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,736,313 5,692
2.00%, 4/1/42 - 3/1/52  46,630,163 38,109
2.50%, 10/1/31 - 7/1/52  32,015,290 27,661
3.00%, 1/1/27 - 11/1/52  34,864,138 31,502
3.50%, 11/1/26 - 1/1/52  19,188,191 17,892
4.00%, 11/1/40 - 11/1/49  12,862,257 12,303
4.50%, 4/1/37 - 8/1/52  11,377,106 11,093
5.00%, 2/1/34 - 8/1/52  2,095,373 2,119
5.50%, 2/1/35 - 5/1/44  2,412,705 2,491
6.00%, 3/1/28 - 1/1/53  10,235,100 10,423
6.50%, 3/1/24 - 8/1/38  238,823 250

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
7.00%, 9/1/25 - 4/1/32  17,178 16
7.50%, 9/1/26  105 —
8.00%, 8/1/24 - 7/1/26  186 —
UMBS, TBA, 2.00%, 1/1/53  (10) 2,460,000 2,001
248,281
U.S. Government Obligations 2.3%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  19,089,858 16,036
2.50%, 8/20/50 - 1/20/52  18,853,333 16,362
3.00%, 9/15/42 - 6/20/52  16,208,355 14,516
3.50%, 9/15/41 - 1/20/49  12,247,231 11,440
4.00%, 2/15/41 - 10/20/52  7,441,247 7,124
4.50%, 6/15/39 - 10/20/52  7,732,104 7,567
5.00%, 12/20/34 - 6/20/49  4,718,021 4,755
5.50%, 2/20/34 - 11/20/52  5,173,395 5,232
6.00%, 8/20/34 - 4/15/36  60,789 64
6.50%, 6/15/23 - 3/15/26  5,870 6
7.50%, 3/15/23 - 9/15/26  3,825 2
8.00%, 10/15/23 - 11/15/25  5,058 5
8.50%, 6/20/25 - 6/20/26  2,112 2
Government National Mortgage Assn., ARM, 1Y CMT + 1.50%,
2.625%, 8/20/23  64 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  154,833 141
3.50%, 10/20/50  1,010,000 848
Government National Mortgage Assn., TBA  (10)
5.50%, 1/20/53  5,093,000 5,121
6.00%, 1/20/53  1,620,000 1,646
7.00%, 1/20/53  1,130,000 1,161
92,028
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $372,747) 340,309
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 8.0%
U.S. Treasury Obligations 8.0%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,074
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,345
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,297
U.S. Treasury Bonds, 1.875%, 2/15/41  4,545,000 3,213
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 5,443
U.S. Treasury Bonds, 2.00%, 2/15/50  24,845,000 16,440
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 4,456
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,948
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,634

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,225
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 12,565
U.S. Treasury Bonds, 2.875%, 8/15/45  (11) 4,185,000 3,370
U.S. Treasury Bonds, 3.00%, 11/15/44  2,990,000 2,468
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,763
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 9,198
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 942
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,640
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 3,207
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,296
U.S. Treasury Bonds, 3.375%, 8/15/42  1,755,000 1,569
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 4,002
U.S. Treasury Notes, 0.375%, 4/30/25  1,250,000 1,141
U.S. Treasury Notes, 0.375%, 11/30/25  29,325,000 26,228
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 13,209
U.S. Treasury Notes, 0.75%, 3/31/26  5,970,000 5,351
U.S. Treasury Notes, 0.75%, 8/31/26  7,815,000 6,917
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,008
U.S. Treasury Notes, 0.875%, 6/30/26  41,745,000 37,310
U.S. Treasury Notes, 0.875%, 11/15/30  7,500,000 5,993
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,154
U.S. Treasury Notes, 1.25%, 8/15/31  9,060,000 7,351
U.S. Treasury Notes, 1.875%, 2/28/27  36,390,000 33,320
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,081
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 25,470
U.S. Treasury Notes, 2.50%, 4/30/24  1,640,000 1,593
U.S. Treasury Notes, 2.75%, 7/31/27  6,145,000 5,813
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 14,880
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,699
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 8,027
U.S. Treasury Notes, 4.125%, 10/31/27  16,110,000 16,165
U.S. Treasury Notes, 4.125%, 11/15/32  2,850,000 2,907
319,712
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $369,518) 319,712
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Treasury Reserve Fund, 4.27%  (2)(12) 81,871,846 81,872
Total Short-Term Investments (Cost $81,872) 81,872

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.30%  (2)(12) 15,456,019 15,456
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 15,456
Total Securities Lending Collateral (Cost $15,456) 15,456
Total Investments in Securities
101.1% of Net Assets
(Cost $3,259,476) $ 4,029,358
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$182,357 and represents 4.6% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) See Note 4. All or a portion of this security is on loan at December 31, 2022.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,917 and represents 0.0% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Insured by Assured Guaranty Municipal Corporation
(10) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $13,236 and represents 0.3% of net assets.
(11) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 215 U.S. Treasury Notes five ye ar contracts 3/23 23,205 $ 1
Long, 61 U.S. Treasury Notes ten year contracts 3/23 6,850 (19)
Long, 197 U.S. Treasury Notes two year contracts 3/23 40,400 53
Net payments (receipts) of variation margin to date (93)
Variation margin receivable (payable) on open futures contracts $ (58)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.89%  $ — $ (2) $ 1
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.21%  (5,212) (39,454) 14,218
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 5.66%  (1,476) 391 —
T. Rowe Price Real Assets Fund - I Class  — (16,633) 2,977
T. Rowe Price Government Reserve Fund, 4.30% — — —++
T. Rowe Price Treasury Reserve Fund, 4.27% — — 1,969
Totals $ (6,688)# $ (55,698) $ 19,165+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.89%  $ 16 $ — $ — $ 14
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.21%  267,626 17,068 30,759 214,481
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 5.66%  62,060 8 62,351 108
T. Rowe Price Real Assets Fund
- I Class  96,146 51,937 — 131,450
T. Rowe Price Treasury Reserve
Fund, 4.27% 306,936   ¤   ¤ 81,872
T. Rowe Price Government
Reserve Fund, 4.30% 16,951   ¤   ¤ 15,456
Total $ 443,381^
# Capital gain distributions from underlying Price funds represented $347 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $19,165 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $466,236.

T. ROWE PRICE Balanced Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,259,476) $ 4,029,358
Receivable for investment securities sold 13,680
Interest and dividends receivable 9,569
Receivable for shares sold 3,523
Foreign currency (cost $841) 845
Cash 1
Other assets 5,114
Total assets 4,062,090
Liabilities
Payable for investment securities purchased 30,679
Payable for shares redeemed 27,215
Obligation to return securities lending collateral 15,456
Investment management fees payable 1,364
Due to affiliates 335
Variation margin payable on futures contracts 58
Payable to directors 3
Other liabilities 442
Total liabilities 75,552
NET ASSETS $ 3,986,538

T. ROWE PRICE Balanced Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 683,861
Paid-in capital applicable to 179,439,195 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,302,677
NET ASSETS $ 3,986,538
NET ASSET VALUE PER SHARE
Investor Class
($2,317,767,607 / 104,293,927 shares outstanding) $ 22.22
I Class
($1,668,769,955 / 75,145,268 shares outstanding) $ 22.21

T. ROWE PRICE Balanced Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $3,141) $ 71,391
    Interest 34,826
Securities lending 236
Other 1
Total income 106,454
Expenses
Investment management 19,642
Shareholder servicing
Investor Class $ 4,451
I Class 277 4,728
Prospectus and shareholder reports
Investor Class 66
I Class 26 92
Custody and accounting 500
Registration 106
Legal and audit 59
Directors 12
Miscellaneous 94
Waived / paid by Price Associates (1,995)
Total expenses 23,238
Net investment income 83,216

T. ROWE PRICE Balanced Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $15) 36,095
Futures (9,188)
Swaps (681)
Foreign currency transactions (767)
Capital gain distributions from mutual funds 347
Net realized gain 25,806
Change in net unrealized gain / loss
Securities (1,031,186)
Futures 92
Swaps (20)
Other assets and liabilities denominated in foreign currencies (145)
Change in net unrealized gain / loss (1,031,259)
Net realized and unrealized gain / loss (1,005,453)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (922,237)

T. ROWE PRICE Balanced Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 83,216 $ 68,571
Net realized gain 25,806 466,008
Change in net unrealized gain / loss (1,031,259) 126,373
Increase (decrease) in net assets from operations (922,237) 660,952
Distributions to shareholders
Net earnings
Investor Class (116,625) (366,320)
I Class (86,391) (100,921)
Decrease in net assets from distributions (203,016) (467,241)
Capital share transactions
*
Shares sold
Investor Class 302,049 600,639
I Class 1,158,107 307,136
Distributions reinvested
Investor Class 112,380 352,427
I Class 83,453 99,141
Shares redeemed
Investor Class (1,576,814) (980,941)
I Class (364,462) (132,322)
Increase (decrease) in net assets from capital share
transactions (285,287) 246,080

T. ROWE PRICE Balanced Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (1,410,540) 439,791
Beginning of period 5,397,078 4,957,287
End of period $ 3,986,538 $ 5,397,078
*Share information (000s)
Shares sold
Investor Class 12,101 20,759
I Class 45,305 10,632
Distributions reinvested
Investor Class 4,973 12,616
I Class 3,683 3,548
Shares redeemed
Investor Class (62,548) (33,627)
I Class (15,453) (4,543)
Increase (decrease) in shares outstanding (11,939) 9,385

T. ROWE PRICE Balanced Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities. The fund has two classes of shares: the Balanced Fund (Investor Class) and the Balanced Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income

T. ROWE PRICE Balanced Fund

and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Balanced Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December, 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Balanced Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Balanced Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,161,862 $ — $ 1,161,862
Bond Mutual Funds 214,603 — — 214,603
Common Stocks 1,710,503 707,474 963 2,418,940
Convertible Preferred Stocks — — 954 954
Equity Mutual Funds 131,450 — — 131,450
Preferred Stocks — 4,221 — 4,221
Short-Term Investments 81,872 — — 81,872
Securities Lending Collateral 15,456 — — 15,456
Total Securities 2,153,884 1,873,557 1,917 4,029,358
Futures Contracts* 54 — — 54
Total $ 2,153,938 $ 1,873,557 $ 1,917 $ 4,029,412
Liabilities
Futures Contracts* $ 19 $ — $ — $ 19
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 54
*
Total $ 54
*
Liabilities
Interest rate derivatives Futures $ 19
Total $ 19
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (9,188) $ — $ (9,188)
Credit derivatives — (681) (681)
Total $ (9,188) $ (681) $ (9,869)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 92 $ — $ 92
Credit derivatives — (20) (20)
Total $ 92 $ (20) $ 72

T. ROWE PRICE Balanced Fund

contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2022, securities valued at $762,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 3% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with

T. ROWE PRICE Balanced Fund

contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE Balanced Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;

T. ROWE PRICE Balanced Fund

accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2022, securities valued at $114,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of December 31, 2022.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in

T. ROWE PRICE Balanced Fund

which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$14,663,000; the value of cash collateral and related investments was $15,456,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $1,983,570,000 and $2,273,314,000, respectively, for the year ended December 31, 2022. Purchases and sales of U.S. government securities aggregated $2,359,916,000 and $2,394,443,000, respectively, for the year ended
December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Balanced Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 96,168 $ 130,808
Long-term capital gain 106,848 336,433
Total distributions $ 203,016 $ 467,241
($000s)
Cost of investments $ 3,327,052
Unrealized appreciation $ 1,059,180
Unrealized depreciation (356,956)
Net unrealized appreciation (depreciation) $ 702,224

T. ROWE PRICE Balanced Fund

At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to post-October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 427
Net unrealized appreciation (depreciation) 702,224
Loss carryforwards and deferrals (18,790)
Total distributable earnings (loss) $ 683,861

T. ROWE PRICE Balanced Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain
I Class
Expense limitation/I Class Limit 0.05%
Repayment date 04/30/24
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Balanced Fund

retirement accounts invested in the Investor Class. For the year ended December 31,
2022, expenses incurred pursuant to these service agreements were $103,000 for Price
Associates; $1,876,000 for T. Rowe Price Services, Inc.; and $1,015,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the year ended December 31, 2022, are as follows:
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $ 1
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 1,166
T. Rowe Price Limited Duration Inflation Focused Bond
Fund - I Class 0.25% 84
T. Rowe Price Real Assets Fund - I Class 0.63% 744
Total Management Fee Waived $ 1,995

T. ROWE PRICE Balanced Fund

Total management fee waived was allocated ratably in the amounts of $1,233,000 and $762,000 for the Investor Class and I Class, respectively, for the year ended
December 31, 2022.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $87,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Balanced Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Balanced Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Balanced Fund, Inc. (the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December
31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Balanced Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Balanced Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$12,631,000 from short-term capital gains
$120,088,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $49,602,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $21,383,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$696,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $35,978,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Balanced Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Balanced Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Balanced Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Balanced Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Balanced Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Balanced Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Balanced Fund Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Kimberly E. DeDominicis (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Balanced Fund

Name (Year of Birth)
Position Held With Balanced Fund Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert M. Larkins, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Wyatt A. Lee, CFA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Raymond A. Mills, Ph.D., CFA (1960)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Sébastien Page  (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Rodney M. Rayburn, CFA (1970)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Charles M. Shriver, CFA (1967)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Guido F. Stubenrauch, CFA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Toby M. Thompson, CAIA, CFA (1971)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582023
F68-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$30,858	$29,941
Audit-Related Fees	-	-
Tax Fees	-	4,497
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)   The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)     No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)    The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)    All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023